Performance Management - (ALLSPRING EXCHANGE-TRADED FUNDS TRUST)	Jul. 31, 2025
(Allspring LT Large Core ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring LT Large Growth ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Special Large Value ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.